Plant And Equipment	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PLANT AND EQUIPMENT
12.	PLANT AND EQUIPMENT

Plant and equipment consist of:

	Land use rights	Office		Motor	Construction
Cost	and building	equipment	Machinery	vehicles	in progress	Total
Balance as at April 1, 2021	$110,151	$9,660	$31,074	$7,537	$1,342	$159,764
Additions	1,613	967	2,575	763	3,647	9,565
Disposals	(293)	(68)	(539)	(245)	-	(1,145)
Reclassification of asset groups	2,100	154	191	-	(2,445)	-
Impact of foreign currency translation	3,676	296	1,078	258	59	5,367
Balance as at March 31, 2022	$117,247	$11,009	$34,379	$8,313	$2,603	$173,551
Additions	499	1,169	3,097	879	9,925	15,569
Disposals	(985)	(511)	(1,085)	(494)	-	(3,075)
Reclassification of asset groups	4,400	33	655	-	(5,088)	-
Impact of foreign currency translation	(9,040)	(821)	(2,672)	(636)	(212)	(13,381)
Ending balance as at March 31, 2023	$112,121	$10,879	$34,374	$8,062	$7,228	$172,664

Impairment, accumulated depreciation and amortization
Balance as at April 1, 2021	$(51,570)	$(6,246)	$(21,171)	$(5,048)	$-	$(84,035)
Disposals	158	64	419	220	-	861
Depreciation and amortization	(4,422)	(867)	(2,172)	(649)	-	(8,110)
Impact of foreign currency translation	(1,750)	(183)	(741)	(175)	-	(2,849)
Balance as at March 31, 2022	$(57,584)	$(7,232)	$(23,665)	$(5,652)	$-	$(94,133)
Disposals	733	500	767	407	-	2,407
Depreciation and amortization	(4,373)	(940)	(2,162)	(660)	-	(8,135)
Impact of foreign currency translation	4,443	530	1,847	436	-	7,256
Ending balance as at March 31, 2023	$(56,781)	$(7,142)	$(23,213)	$(5,469)	$-	$(92,605)

Carrying amounts
Balance as at March 31, 2022	$59,663	$3,777	$10,714	$2,661	$2,603	$79,418
Ending balance as at March 31, 2023	$55,340	$3,737	$11,161	$2,593	$7,228	$80,059

Carrying amounts as at March 31, 2023	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$41,155	$2,491	$10,403	$1,291	$55,340
Office equipment	2,991	37	440	269	3,737
Machinery	7,433	104	3,568	56	11,161
Motor vehicles	2,067	18	367	141	2,593
Construction in progress	6,208	509	511	-	7,228
Total	$59,854	$3,159	$15,289	$1,757	$80,059

Carrying amounts as at March 31, 2022	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$42,953	$2,965	$12,027	$1,718	$59,663
Office equipment	2,973	16	516	272	3,777
Machinery	8,225	155	2,276	58	10,714
Motor vehicles	2,127	20	323	191	2,661
Construction in progress	1,911	552	140	-	2,603
Total	$58,189	$3,708	$15,282	$2,239	$79,418